Legal Actions	12 Months Ended
Dec. 31, 2012
Legal Actions [Abstract]
Legal Actions

Wells Fargo and certain of our subsidiaries are involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising from the conduct of our business activities. These proceedings include actions brought against Wells Fargo and/or our subsidiaries with respect to corporate related matters and transactions in which Wells Fargo and/or our subsidiaries were involved. In addition, Wells Fargo and our subsidiaries may be requested to provide information or otherwise cooperate with government authorities in the conduct of investigations of other persons or industry groups.

       Although there can be no assurance as to the ultimate outcome, Wells Fargo and/or our subsidiaries have generally denied, or believe we have a meritorious defense and will deny, liability in all significant litigation pending against us, including the matters described below, and we intend to defend vigorously each case, other than matters we describe as having settled. Reserves are established for legal claims when payments associated with the claims become probable and the costs can be reasonably estimated. The actual costs of resolving legal claims may be substantially higher or lower than the amounts reserved for those claims.

FHA INSURANCE LITIGATION On October 9, 2012, the United States filed a complaint, captioned United States of America v. Wells Fargo Bank, N.A., in the U.S. District Court for the Southern District of New York. The complaint makes claims with respect to Wells Fargo's Federal Housing Administration (FHA) lending program for the period 2001 to 2010. The complaint alleges, among other allegations, that Wells Fargo improperly certified certain FHA mortgage loans for United States Department of Housing and Urban Development (HUD) insurance that did not qualify for the program, and therefore Wells Fargo should not have received insurance proceeds from HUD when some of the loans later defaulted. The complaint further alleges Wells Fargo knew some of the mortgages did not qualify for insurance and did not disclose the deficiencies to HUD before making insurance claims. On December 1, 2012, Wells Fargo filed a motion in the U.S. District Court for the District of Columbia seeking to enforce a release of Wells Fargo given by the United States, which was denied on February 12, 2013. On December 14, 2012, the United States filed an amended complaint. On January 16, 2013, Wells Fargo filed a motion in the Southern District of New York to dismiss the amended complaint.

INTERCHANGE LITIGATION Wells Fargo Bank, N.A., Wells Fargo & Company, Wachovia Bank, N.A. and Wachovia Corporation are named as defendants, separately or in combination, in putative class actions filed on behalf of a plaintiff class of merchants and in individual actions brought by individual merchants with regard to the interchange fees associated with Visa and MasterCard payment card transactions. These actions have been consolidated in the U.S. District Court for the Eastern District of New York. Visa, MasterCard and several banks and bank holding companies are named as defendants in various of these actions. The amended and consolidated complaint asserts claims against defendants based on alleged violations of federal and state antitrust laws and seeks damages, as well as injunctive relief. Plaintiff merchants allege that Visa, MasterCard and payment card issuing banks unlawfully colluded to set interchange rates. Plaintiffs also allege that enforcement of certain Visa and MasterCard rules and alleged tying and bundling of services offered to merchants are anticompetitive. Wells Fargo and Wachovia, along with other defendants and entities, are parties to Loss and Judgment Sharing Agreements, which provide that they, along with other entities, will share, based on a formula, in any losses from the Interchange Litigation. On July 13, 2012, Visa, MasterCard and the financial institution defendants, including Wells Fargo, signed a memorandum of understanding with plaintiff merchants to resolve the consolidated class actions and reached a separate settlement in principle of the consolidated individual actions. The proposed settlement payments by all defendants in the consolidated class and individual actions total approximately $6.6 billion. The class settlement also provides for the distribution to class merchants of 10 basis points of default interchange across all credit rate categories for a period of eight consecutive months. The Court has granted preliminary approval of the settlements. The settlements are subject to further review and approval by the Court.

MEDICAL CAPITAL CORPORATION LITIGATION Wells Fargo Bank, N.A. served as indenture trustee for debt issued by affiliates of Medical Capital Corporation, which was placed in receivership at the request of the Securities and Exchange Commission (SEC) in August 2009. Since September 2009,

Wells Fargo has been named as a defendant in various class and mass actions brought by holders of Medical Capital Corporation's debt, alleging that Wells Fargo breached contractual and other legal obligations owed to them and seeking unspecified damages. The actions have been consolidated in the U.S. District Court for the Central District of California. On July 26, 2011, the District Court certified a class consisting of holders of notes issued by affiliates of Medical Capital Corporation and, on October 18, 2011, the Ninth Circuit Court of Appeals denied a petition seeking to appeal the class certification order. A previously disclosed potential settlement of the case was not consummated and the case is in discovery.

MARYLAND MORTGAGE LENDING LITIGATION On December 26, 2007, a class action complaint captioned Denise Minter, et al., v. Wells Fargo Bank, N.A., et al., was filed in the U.S. District Court for the District of Maryland. The complaint alleges that Wells Fargo and others violated provisions of the Real Estate Settlement Procedures Act and other laws by conducting mortgage lending business improperly through a general partnership, Prosperity Mortgage Company. The complaint asserts that Prosperity Mortgage Company was not a legitimate affiliated business and instead operated to conceal Wells Fargo Bank, N.A.'s role in the loans at issue. A plaintiff class of borrowers who received a mortgage loan from Prosperity that was funded by Prosperity's line of credit with Wells Fargo Bank, N.A. from 1993 to May 31, 2012 has been certified. The Court has scheduled a trial in this case for May 6, 2013. A second, related case is also pending in the same Court. On July 8, 2008, a class action complaint captioned Stacey and Bradley Petry, et al., v. Wells Fargo Bank, N.A., et al., was filed. The complaint alleges that Wells Fargo and others violated the Maryland Finder's Fee Act in the closing of mortgage loans in Maryland. The Court certified a plaintiff class of borrowers whose loans are secured by Maryland real property, which loans showed Prosperity Mortgage Company as the lender receiving a fee for services, and were funded through a Wells Fargo line of credit to Prosperity from 1993 to May 31, 2012. The Court has scheduled a trial in this case for March 18, 2013.

MORTGAGE-BACKED CERTIFICATES LITIGATION Several securities law based putative class actions were consolidated in the U.S. District Court for the Northern District of California on July 16, 2009, under the caption In re Wells Fargo Mortgage-Backed Certificates Litigation. The case asserted claims against several Wells Fargo mortgage backed securities trusts, Wells Fargo Bank, N.A. and other affiliated entities, individual employee defendants, along with various underwriters and rating agencies. The plaintiffs alleged that the offering documents contain untrue statements of material fact, or omit to state material facts necessary to make the registration statements and accompanying prospectuses not misleading. The parties agreed to settle the case on May 27, 2011, for $125 million. Final approval of the settlement was entered on November 14, 2011. Some class members opted out of the settlement, with the most significant being the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

       On June 29, 2010, and on July 15, 2010, two complaints, the first captioned The Charles Schwab Corporation vs. Merrill Lynch, Pierce, Fenner & Smith, Inc., et al., and the second captioned The Charles Schwab Corporation v. BNP ParibasSecurities Corp., et al., were filed in the Superior Court for the State of California, San Francisco County against a number of defendants, including Wells Fargo Bank, N.A. and Wells Fargo Asset Securities Corporation. As against the Wells Fargo entities, the new cases assert opt out claims relating to the claims alleged in the Mortgage-Backed Certificates Litigation.

       On October 15, 2010, three actions, captioned Federal Home Loan Bank of Chicago v. Banc of America Funding Corporation, et al. (filed in the Cook County Circuit Court, State of Illinois); Federal Home Loan Bank of Chicago v. Banc of America Securities LLC, et al. (filed in the Superior Court of the

State of California for the County of Los Angeles); and Federal Home Loan Bank of Indianapolis v. Banc of America Mortgage America Securities, Inc., et al. (filed in the Superior Court of the State of Indiana for the County of Marion), named multiple defendants, described as issuers/depositors, and underwriters/dealers of private label mortgage-backed securities, in an action asserting claims that defendants used false and misleading statements in offering documents for the sale of such securities. Plaintiffs seek rescission of the sales and damages under state securities and other laws and Section 11 of the Securities Act of 1933. Wells Fargo Asset Securities Corporation, Wells Fargo Bank, N.A. and Wells Fargo & Company were named among the defendants. On April 20, 2011, a case captioned Federal Home Loan of Boston v. Ally Financial, Inc., et al., was filed in the Superior Court of the Commonwealth of Massachusetts for the County of Suffolk. The case names, among a large number of parties, Wells Fargo & Company, Wells Fargo Asset Securitization Corporation and Wells Fargo Bank, N.A. as parties and contains allegations substantially similar to the cases filed by the other Federal Home Loan Banks.

       In addition, there are other mortgage-related threatened or asserted claims by entities or investors where Wells Fargo may have indemnity or repurchase obligations, or as to which it has entered into agreements to toll the relevant statutes of limitations.

MORTGAGE FORECLOSURE DOCUMENT LITIGATION Eight purported class actions and several individual borrower actions related to foreclosure document practices were filed in late 2010 and in early 2011 against Wells Fargo Bank, N.A. in its status as mortgage servicer or corporate trustee of mortgage trusts. The cases were brought in state and federal courts. All eight cases have been dismissed or otherwise resolved.

MORTGAGE RELATED REGULATORY INVESTIGATIONS Government agencies and authorities continue investigations or examinations of certain mortgage related practices of Wells Fargo. Wells Fargo, for itself and for predecessor institutions, has responded, and continues to respond, to requests from government agencies seeking information regarding the origination, underwriting and securitization of residential mortgages, including sub-prime mortgages. On February 24, 2012, Wells Fargo received a Wells Notice from SEC Staff relating to Wells Fargo's disclosures in mortgage-backed securities offering documents. On November 20, 2012, the SEC Staff advised Wells Fargo it did not intend to take action on the subject matter of the Wells Notice.

IN RE MUNICIPAL DERIVATIVES ANTITRUST LITIGATION Wachovia Bank, along with several other banks and financial services companies, was named as a defendant beginning in April 2008 in a number of substantially identical purported class actions and individual actions filed in various state and federal courts by various municipalities alleging they have been damaged by alleged anticompetitive activity of the defendants. These cases were either consolidated under the caption In re Municipal Derivatives Antitrust Litigation or administered jointly with that action in the U.S. District Court for the Southern District of New York. The plaintiffs and Wells Fargo agreed to settle the In re Municipal Derivatives Antitrust Litigation on October 21, 2011. The settlement received final approval on December 14, 2012. A number of municipalities have opted out of the settlement, but the remaining potential claims are not material.

ORDER OF POSTING LITIGATION A series of putative class actions have been filed against Wachovia Bank, N.A. and Wells Fargo Bank, N.A., as well as many other banks, challenging the high to low order in which the Banks post debit card transactions to consumer deposit accounts. There are currently several such cases pending against Wells Fargo Bank (including the Wachovia Bank cases to which Wells Fargo succeeded), most of which have been consolidated in multi-district litigation proceedings in the U.S. District Court for the Southern District of Florida. The bank defendants moved to compel these cases to arbitration under recent Supreme Court authority. On November 22, 2011, the

Judge denied the motion. The Banks appealed the decision to the U.S. Court of Appeals for the Eleventh Circuit. On October 26, 2012, the Eleventh Circuit affirmed the District Court's denial of the motion.

       On August 10, 2010, the U.S. District Court for the Northern District of California issued an order in Gutierrez v. Wells Fargo Bank, N.A., a case that was not consolidated in the multi-district proceedings, enjoining the Bank's use of the high to low posting method for debit card transactions with respect to the plaintiff class of California depositors, directing that the Bank establish a different posting methodology and ordering remediation of approximately $203 million. On October 26, 2010, a final judgment was entered in Gutierrez. On October 28, 2010, Wells Fargo appealed to the U.S. Court of Appeals for the Ninth Circuit. On December 26, 2012, the Ninth Circuit reversed the order requiring Wells Fargo to change its order of posting and vacated the portion of the order granting remediation of approximately $203 million on the grounds of federal pre-emption. The Ninth Circuit affirmed the District Court's finding that Wells Fargo violated a California state law prohibition on fraudulent representations and remanded the case to the District Court for further proceedings.

SECURITIES LENDING LITIGATION Wells Fargo Bank, N.A. is involved in several separate pending actions brought by securities lending customers of Wells Fargo and Wachovia Bank in various courts. In general, each of the cases alleges that Wells Fargo violated fiduciary and contractual duties by investing collateral for loaned securities in investments that suffered losses. In addition, on March 27, 2012, a class of Wells Fargo securities lending customers was certified in a case captioned City of Farmington Hills Employees Retirement System v. Wells Fargo Bank, N.A., which is pending in the U.S. District Court for the District of Minnesota. Wells Fargo sought interlocutory review of the class certification in the U.S. Court of Appeals for the Eighth Circuit. The Eighth Circuit declined such review on May 7, 2012.

OUTLOOK When establishing a liability for contingent litigation losses, the Company determines a range of potential losses for each matter that is both probable and estimable, and records the amount it considers to be the best estimate within the range. The high end of the range of reasonably possible potential litigation losses in excess of the Company's liability for probable and estimable losses was $1.0 billion as of December 31, 2012. For these matters and others where an unfavorable outcome is reasonably possible but not probable, there may be a range of possible losses in excess of the established liability that cannot be estimated. Based on information currently available, advice of counsel, available insurance coverage and established reserves, Wells Fargo believes that the eventual outcome of the actions against Wells Fargo and/or its subsidiaries, including the matters described above, will not, individually or in the aggregate, have a material adverse effect on Wells Fargo's consolidated financial position. However, in the event of unexpected future developments, it is possible that the ultimate resolution of those matters, if unfavorable, may be material to Wells Fargo's results of operations for any particular period.